Amount Due from/(to) Related Parties (Details) - MYR (RM)			6 Months Ended
	Jul. 01, 2024	Jul. 01, 2023	Jun. 30, 2025	Dec. 31, 2024
Amount Due from/(to) Related Parties [Line Items]
Interest rate			1.50%	1.50%
Rental expenses payable (in Ringgits)	RM 26,000	RM 12,500
Mr. Lee Seng Chi [Member]
Amount Due from/(to) Related Parties [Line Items]
Rental expenses payable (in Ringgits)			RM 26,000